Fathom OpCo Predecessor Period Acquisitions - Centex and Laser - Summary of Intangible Assets Acquired in Acquisition (Details) $ in Thousands	Apr. 30, 2021 USD ($)
Centex [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 6,243
Centex [Member] | Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 510
Estimated Life (Years)	5 years
Centex [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 5,733
Estimated Life (Years)	17 years
Laser [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 3,557
Laser [Member] | Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 290
Estimated Life (Years)	5 years
Laser [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 3,267
Estimated Life (Years)	17 years